Schedule of Investments (unaudited) December 31, 2020	iShares® Residential and Multisector Real Estate ETF (Formerly iShares® Residential Real Estate ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 32.1%
CareTrust REIT Inc.	121,154	$2,687,196
Community Healthcare Trust Inc.	28,247	1,330,716
Diversified Healthcare Trust	300,005	1,236,021
Global Medical REIT Inc.	55,718	727,677
Healthcare Realty Trust Inc.	171,379	5,072,818
Healthcare Trust of America Inc., Class A	277,278	7,636,236
Healthpeak Properties Inc.	614,774	18,584,618
LTC Properties Inc.	49,296	1,918,107
Medical Properties Trust Inc.	678,204	14,778,065
National Health Investors Inc.	54,573	3,774,814
New Senior Investment Group Inc.	104,316	540,357
Omega Healthcare Investors Inc.	287,017	10,424,458
Physicians Realty Trust	264,721	4,712,034
Sabra Health Care REIT Inc.	260,556	4,525,858
Universal Health Realty Income Trust	16,223	1,042,652
Ventas Inc.	425,533	20,868,138
Welltower Inc.	476,801	30,810,881

		130,670,646

Residential REITs — 48.5%
American Campus Communities Inc.	174,620	7,468,497
American Homes 4 Rent, Class A(a)	347,890	10,436,700
Apartment Income REIT Corp.(a)(b)	188,859	7,254,074
Apartment Investment and Management Co., Class A	187,959	992,423
AvalonBay Communities Inc.	160,457	25,742,116
Bluerock Residential Growth REIT Inc.	30,294	383,825
BRT Apartments Corp.	13,520	205,504
Camden Property Trust	120,340	12,024,373
Centerspace	16,495	1,165,207
Clipper Realty Inc.	18,803	132,561
Equity LifeStyle Properties Inc.	221,846	14,056,162
Equity Residential	419,097	24,844,070
Essex Property Trust Inc.	72,386	17,185,884
Front Yard Residential Corp.	63,599	1,030,304
Independence Realty Trust Inc.	120,051	1,612,285
Invitation Homes Inc.	639,608	18,996,358
Mid-America Apartment Communities Inc.	145,331	18,411,984
NexPoint Residential Trust Inc.	27,854	1,178,503

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	60,549	$448,063
Sun Communities Inc.	123,668	18,791,353
UDR Inc.	373,741	14,362,867
UMH Properties Inc.	47,158	698,410

		197,421,523

Specialized REITs — 18.8%
CubeSmart	246,433	8,282,613
Extra Space Storage Inc.	159,895	18,525,435
Life Storage Inc.	61,611	7,355,737
National Storage Affiliates Trust	79,437	2,862,115
Public Storage	171,961	39,710,954

		76,736,854

Total Common Stocks — 99.4% (Cost: $421,633,149)		404,829,023

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	478,978	479,265
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	920,000	920,000

		1,399,265

Total Short -Term Investments — 0.3% (Cost: $1,399,297)		1,399,265

Total Investments in Securities — 99.7% (Cost: $423,032,446)		406,228,288

Other Assets, Less Liabilities — 0.3%		1,051,587

Net Assets — 100.0%		$407,279,875

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,155,488	$—		$(689,663	)(a)	$14,373	$(933)	$479,265	478,978	$9,079	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	90,000	(a)	—		—	—	920,000	920,000	668		—

						$14,373	$(933)	$1,399,265		$9,747		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Residential and Multisector Real Estate ETF (Formerly iShares® Residential Real Estate ETF)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	72	03/19/21	$2,411	$34,815

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$404,829,023	$—	$—	$404,829,023
Money Market Funds	1,399,265	—	—	1,399,265

	$406,228,288	$—	$—	$406,228,288

Derivative financial instruments(a)
Assets
Futures Contracts	$34,815	$—	$—	$34,815

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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